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1933 Act Rule 485(b)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

Jessica D. Burt, Esquire

202.419.8409

jburt@stradley.com

December 5, 2016

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (“Registrant”)

File Nos. 333-40455 and 811-08495

Rule 485(b) filing

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment Nos. 203/204 (the “Amendment”) to the Registration Statement on Form N-1A of Nationwide Mutual Funds (the “Trust”). This Amendment is being filed for effectiveness on December 6, 2016 in order to: (1) address comments from the staff of the Securities and Exchange Commission with respect to the Trust’s Post-Effective Amendment Nos. 200/201 filed on September 30, 2016; and (2) update other information and make other appropriate non-material changes.

As counsel to the Trust, we have assisted in preparing the Amendment, and, in our judgment, it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

cc:	Allan J. Oster, Esq.

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